Revenue Recognition	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Revenue Recognition
Revenue Recognition

8. Revenue Recognition

Disaggregation of revenue

For the six months ended June 2024 and 2023, revenues are disaggregated by revenue stream and reconciled to reportable segment revenues as follows.

	Thousands of Yen
		Digital
	Relaxation	Preventive	Luxury
Revenue Stream*	Salon	Healthcare	Beauty	Consolidated
Six months ended June 30, 2024
Revenue from directly-operated salons	¥2,053,537	¥ ―	¥292,431	¥2,345,968
Revenue from the sale of directly-owned salons	669,695	―	―	669,695
Franchise fees	47,252	―	200	47,452
Royalty income	79,724	―	―	79,724
Staffing service revenue	39,690	―	―	39,690
Sublease revenue	159,404	―	―	159,404
Other franchise revenues	89,654	―	―	89,654
Other revenues	―	43,694	―	43,694
Total revenues	¥3,138,956	¥43,694	¥292,631	¥3,475,281

	Thousands of Yen
		Digital
	Relaxation	Preventive	Luxury
Revenue Stream*	Salon	Healthcare	Beauty	Consolidated
Six months ended June 30, 2023
Revenue from directly-operated salons	¥1,906,391	¥ ―	¥276,076	¥2,182,467
Revenue from the sale of directly-owned salons	416,000	―	―	416,000
Franchise fees	53,617	―	―	53,617
Royalty income	91,001	―	―	91,001
Staffing service revenue	66,032	―	―	66,032
Sublease revenue	187,957	―	―	187,957
Other franchise revenues	90,986	―	―	90,986
Other revenues	―	62,730	―	62,730
Total revenues	¥2,811,984	¥62,730	¥276,076	¥3,150,790
*

All revenue streams are recognized when control of the promised goods or services are transferred, with the exception of hiring support within other franchise revenues and revenue from the sale of directly-owned salons, which are recognized at a point in time. Revenue related to hiring support was not material in the periods presented.

Contract balance

Information about receivables and contract liabilities from contracts with customers is as follows:

	Thousands of Yen
	As of	As of
	June 30,	December 31,
	2024	2023	Balance sheet classification
Receivables	¥76,733	¥621,867	Accounts receivable-trade, net
Contract liabilities:
Current	78,320	109,307	Current portion of contract liability
Long-term	45,615	71,134	Contract liability - net of current portion
Total	¥123,935	¥180,441
Prepaid service liability	¥228,112	¥402,742	Advances received

Receivables relate primarily to payments due for royalty income, staffing service revenue, sublease revenue and accounts receivable for sales of salons. With respect to the payment term, payment for these revenues is generally collected monthly. As such, no significant finance component has been identified. The receivables balance is presented net of an allowance for expected losses (i.e., doubtful accounts), and are primarily related to receivables from the Company’s franchisees. Contract liabilities primarily represents the Company’s remaining performance obligations under its franchise agreement at the end of the period, for which consideration has been received and revenue had not been recognized, and is generally recognized as revenues ratably over the remaining customer life that the expected services are expected to be provided. Prepaid card liabilities mainly relate to the unused balance of ReRaKu and SAWAN cards that can be redeemed at company-operated salons for services. Revenue for prepaid cards is recognized and the corresponding liability is reduced as the services are provided. As of June 30, 2024, contract assets under contracts with customers were immaterial and they are included in prepaid expenses and other current assets in the condensed consolidated balance sheets.

Changes in the Company’s contract liabilities for the six months ended June 30, 2024 and for the year ended December 31, 2023 are as follows:

Thousands of Yen
Contract liabilities
Balance at December 31, 2022	¥245,439
Revenues recognized during 2023 which were included in the contract liabilities balance at December 31, 2022	(101,666)
Remaining amounts at December 31, 2023 which were newly recognized as contract liabilities during 2023	36,668
Balance at December 31, 2023	¥180,441
Revenues recognized during 2024 which were included in the contract liabilities balance at December 31, 2023	(61,002)
Remaining amounts at June 30, 2024 which were newly recognized as contract liabilities during 2024	4,496
Balance at June 30, 2024	¥123,935

For the six months ended June 30, 2024, there were no revenues recognized under performance obligations which were satisfied for past fiscal years by change of transaction price, etc. Changes in receivables and contract liabilities are primarily due to the timing of revenue recognition, billings and cash collections.

Transaction price allocated to remaining performance obligations

Estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied as of June 30, 2024 is as follows:

Thousands of Yen
Year ending December 31:
2024 (remainder)	¥50,271
2025	40,730
2026	19,484
2027	10,667
2028	2,427
2029 and thereafter	356
Total	¥123,935

12.  Revenue Recognition

Disaggregation of revenue

For the year ended December 31, 2023, 2022 and 2021 revenues are disaggregated by revenue stream and reconciled to reportable segment revenues as follows.

	Thousands of Yen
		Digital
		Preventative	Luxury
Revenue Stream*	Relaxation Salon	Healthcare	Beauty	Consolidated
Year ended December 31, 2023
Revenue from directly-operated salons	¥4,081,024	¥ ―	¥567,695	¥4,648,719
Revenue from the sale of directly-owned salons	1,007,800	―	―	1,007,800
Franchise fees	106,916	―	―	106,916
Royalty income	181,417	―		181,417
Staffing service revenue	136,570	―	―	136,570
Sublease revenue	364,367	―	―	364,367
Other franchise revenues	181,757	―	―	181,757
Other revenues	―	200,397	―	200,397
Total revenues	¥6,059,851	¥200,397	¥567,695	¥6,827,943

	Thousands of Yen
		Digital
		Preventative	Luxury
Revenue Stream*	Relaxation Salon	Healthcare	Beauty	Consolidated
Year ended December 31, 2022
Revenue from directly-operated salons	¥3,121,649	¥—	¥594,761	¥3,716,410
Revenue from the sale of directly-owned salons	1,122,595	—	—	1,122,595
Franchise fees	155,952	—	—	155,952
Royalty income	403,170	—	—	403,170
Staffing service revenue	86,975	—	—	86,975
Sublease revenue	411,698	—	—	411,698
Other franchise revenues	630,227	—	—	630,227
Other revenues	40,647	386,383	—	427,030
Total revenues	¥5,972,913	¥386,383	¥594,761	¥6,954,057

	Thousands of Yen
		Digital
		Preventative	Luxury
Revenue Stream*	Relaxation Salon	Healthcare	Beauty	Consolidated
Year ended December 31, 2021
Revenue from directly-operated salons	¥3,278,514	¥—	¥169,320	¥3,447,834
Revenue from the sale of directly-owned salons	559,000	—	—	559,000
Franchise fees	199,889	—	—	199,889
Royalty income	209,848	—	—	209,848
Staffing service revenue	263,962	—	—	263,962
Sublease revenue	437,976	—	—	437,976
Other franchise revenues	247,351	—	—	247,351
Other revenues	—	43,965	—	43,965
Total revenues	¥5,196,540	¥43,965	¥169,320	¥5,409,825
*

All revenue streams are recognized over time, with the exception of hiring support within other franchise revenues and revenue from the sale of directly-owned salons, which are recognized at a point in time. Revenue related to hiring support was not material in the periods presented.

Contract balance

Information about receivables and contract liabilities from contracts with customers is as follows:

	Thousands of Yen As of December 31,
	2023	2022	Balance sheet classification
Receivables	¥621,867	¥534,686	Accounts receivable-trade, net

Contract liabilities:
Current	109,307	89,008	Current portion of contract liability
Long-term	71,134	156,431	Contract liability - net of current portion
Total	¥180,441	¥245,439

Prepaid card liability	¥402,742	¥507,405	Advances received

Receivables relate primarily to payments due for royalty income, staffing service revenue and sublease revenue. With respect to the payment term, payment for these revenues is generally collected monthly. As such, no significant financing component has been identified. The receivables balance is presented net of an allowance for expected losses (i.e., doubtful accounts), and are primarily related to receivables from the Company’s franchisees. Refer to “Accounts Receivables – Trade, Net” on Note 1 for details on the components of the receivables balance and the allowance. Contract liabilities primarily represent the Company’s remaining performance obligations under its franchise agreement at the end of the year, for which consideration has been received and revenue had not been recognized, and is generally recognized as revenues ratably over the remaining customer life that the expected services are to be provided. Prepaid card liabilities mainly relate to the unused balance of ReRaKu and SAWAN cards that can be redeemed at directly-operated salons for services. Revenue for prepaid cards is recognized and the corresponding liability is reduced as the services are provided. As of December 31, 2023 and 2022, contract assets under contracts with customers were immaterial and they are included in prepaid expenses and other current assets and other assets in the consolidated balance sheets.

Changes in the Company’s contract liabilities for the year ended December 31, 2023 are as follows:

Thousands of Yen
Contract liabilities
Balance at December 31, 2022	¥245,439
Revenues recognized during 2023 which were included in the contract liabilities balance at December 31, 2022	(101,666)
Remaining amounts at December 31, 2023 which were newly recognized as contract liabilities during 2023	36,668
Balance at December 31, 2023	¥180,441

For the year ended December 31, 2023, there were no revenues recognized under performance obligations which were satisfied for past fiscal years by change of transaction price, etc. Changes in receivables and contract liabilities are primarily due to the timing of revenue recognition, billings and cash collections.

Transaction price allocated to remaining performance obligations

Estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied as of December 31, 2023 is as follows:

Thousands of Yen
Year ending December 31:
2024	¥109,307
2025	44,261
2026	17,690
2027	8,377
2028	806
Total	¥180,441